Share-based payment plans - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 5,477		$ 5,135		$ 2,985
Award vesting period	10 years
Weighted average remaining contractual life	2 years 9 months 18 days		3 years		3 years 4 months 24 days
Weighted average fair value (in € per unit) | € / shares		€ 0.34		€ 0.72		€ 0.73
Sell price multiple that had been used			3
Sell price multiple	2		2		2
Decrease in weighted average share price (as a percent)	10.00%
Decrease in total compensation (as a percent)	(9.40%)		(8.18%)		(10.05%)
Weighted average share price of options at exercise date (in usd per option)			$ 1.78		$ 1.72
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit)	$ 0.62		0.89		0.89
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit)	$ 3.31		$ 3.31		$ 8.50
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 124		$ 76		$ 4
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value (in € per unit) | € / shares		€ 0.91		€ 1.14		€ 1.32